Investment in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income		₩ 5,084,519	₩ 4,558,170	₩ 4,478,000
Total comprehensive income		4,431,005	3,812,505	5,322,389
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	2,956,974	2,556,503	2,160,092
Net income	[1],[2],[3]	2,385,457	1,619,867	1,671,011
Total comprehensive income	[1],[2],[3]	2,383,400	1,617,202	1,669,579
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	39,167,414	47,357,783	37,459,678
Net income	[1],[2],[3]	3,775,822	3,695,913	3,067,991
Total comprehensive income	[1],[2],[3]	3,582,428	4,414,685	3,707,829
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	5,892,383	6,173,106	5,378,610
Net income	[1],[2],[3]	480,205	575,261	621,908
Total comprehensive income	[1],[2],[3]	539,374	553,274	583,014
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	9,646,202	11,446,637	9,947,400
Net income	[1],[2],[3]	381,605	179,160	100,840
Total comprehensive income	[1],[2],[3]	403,740	179,829	128,378
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	7,816,814	7,044,374	6,451,715
Net income	[1],[2],[3]	507,708	528,401	472,395
Total comprehensive income	[1],[2],[3]	(149,342)	(1,056,025)	475,656
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	1,125,840	1,201,874	1,204,941
Net income	[1],[2],[3]	108,273	116,948	304,024
Total comprehensive income	[1],[2],[3]	105,601	115,203	298,609
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	369,561	382,121	371,210
Net income	[1],[2],[3]	13,930	10,416	5,101
Total comprehensive income	[1],[2],[3]	9,330	12,709	20,189
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	197,447	241,409	171,145
Net income	[1],[2],[3]	56,010	66,003	51,272
Total comprehensive income	[1],[2],[3]	56,209	65,512	51,225
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	0	0	0
Net income	[1],[2],[3]	155	274	305
Total comprehensive income	[1],[2],[3]	155	274	305
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	331,847	331,631	322,895
Net income	[1],[2],[3]	5,343	8,756	7,954
Total comprehensive income	[1],[2],[3]	4,103	10,996	4,191
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	245,890	255,650	273,630
Net income	[1],[2],[3]	21,533	17,855	29,943
Total comprehensive income	[1],[2],[3]	22,247	17,310	29,724
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	196,935	100,626	148,980
Net income	[1],[2],[3]	19,638	(320,601)	53,430
Total comprehensive income	[1],[2],[3]	19,590	(320,675)	53,055
Shinhan Fund Partners Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2],[4]	74,011	67,420	62,674
Net income	[1],[2],[3],[4]	17,109	15,371	12,193
Total comprehensive income	[1],[2],[3],[4]	17,158	15,310	12,193
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	18,581	26,131	21,512
Net income	[1],[2],[3]	5,417	7,688	9,485
Total comprehensive income	[1],[2],[3]	5,427	7,644	9,446
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2],[5]	0	0	8,727
Net income	[1],[2],[3],[5]	0	(1,927)	(4,596)
Total comprehensive income	[1],[2],[3],[5]	0	(1,928)	(4,432)
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	46,110	45,542	28,209
Net income	[1],[2],[3]	3,789	3,776	4,441
Total comprehensive income	[1],[2],[3]	3,638	3,931	4,266
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating revenue	[1],[2]	153,298	93,894	43,747
Net income	[1],[2],[3]	(32,309)	(17,403)	(7,778)
Total comprehensive income	[1],[2],[3]	₩ (35,143)	₩ (18,035)	₩ (7,289)

[1]	The summarized financial information of the consolidated subsidiaries is based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.
[3]	This amount includes non-controlling interests.
[4]	Shinhan AITAS Co., Ltd. has changed its name to Shinhan Fund Partners Co., Ltd. on April 3, 2023.
[5]	Shinhan AI Co., Ltd. was liquidated in the year ended December 31, 2024, and the amounts for the year ended December 31, 2024 represent those incurred prior to the liquidation.